Commitment and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitment and Contingencies [Abstract]
Commitment and Contingencies

Note 5. Commitment and Contingencies

Moonshot Agreement

On December 18, 2024, the Company entered into an engagement letter with Park Avenue Capital Group Corp. (“PAC”) which was immediately superseded to enter an agreement to appoint Moonshot Warehouse LTD (“Moonshot”) who is an affiliate of PAC to provide financial advisory services in connection with a potential business combination with a special purpose acquisition company (“SPAC”). Under the agreement, Moonshot is engaged to assist with negotiation, structuring, and execution of the business combination, preparation of marketing materials, and securing potential backstop financing.

Pursuant to the agreement, the Company has committed to a retainer fee of $50, payable upon execution of the engagement letter, and a LOI signature fee of $25, payable upon signing a mutually exclusive letter of intent with a SPAC. Upon the public announcement of the business combination, the Company will be required to pay an announcement milestone fee of $225. Additionally, upon the closing of the business combination, Moonshot will be entitled to (i) a cash success fee of $2,500, (ii) 623,000 shares of the SPAC/combined entity’s ordinary shares, of which 223,000 shares shall be issued at the time of the closing of the business combination and the remaining 400,000 shares shall be issued in four tranches, subject to vesting conditions tied to certain milestones, and (iii) one million warrants with a strike price of $7.00 per share, exercisable within 60 months from the business combination closing date.

The agreement includes an expense reimbursement provision, under which the Company is responsible for reasonable, pre-approved out-of-pocket expenses incurred by Moonshot, capped at $50 unless otherwise agreed.

Additionally, the Company has agreed to indemnify Moonshot for certain liabilities arising from its engagement.

For the three and nine months ended September 30, 2025, the Company has incurred $17 and $284, respectively, in advisory fees, related to the Retainer Fee, LOI Signature Fee and announcement milestone payment. Future obligations under this agreement remain contingent upon the execution and closing of the business combination.

Loeb & Loeb LLP Agreement

On January 10, 2025, the Company entered into an engagement letter with Loeb & Loeb LLP (“Loeb”) who has agreed to represent the Company in connection with a SPAC merger, providing legal services including due diligence, drafting and reviewing key documents, and assisting with SEC filings and exchange listings. The engagement is capped at $1,250 in fees, with $250 payable in staged retainer payments. For the three and nine months ended September 30, 2025, the Company incurred $594 and $1,509 in fees, respectively.

Alliance Advisors, LLC Agreement

On May 9, 2025, the Company entered into an engagement letter with Alliance Advisors, LLC (“Alliance”) which outlines the terms under which Alliance will provide investor relations and advisory services to the Company starting May 1, 2025. Alliance will implement a financial communications program and receive a monthly fee of approximately $17 consisting of $10 in cash and $7 deferred until the Merger closes. A $75 success fee is also due upon a successful Nasdaq listing. The agreement includes provisions for additional services, expense reimbursements, and a 3% service fee for access to market intelligence tools. The engagement letter expires on April 30, 2026, however, has automatic annual renewals unless terminated with notice. If the Company does not complete the closing of the Merger by October 31, 2025, the Company will pay the deferred monthly fee in the aggregate amount of $39 by November 30th, 2025. For the three and nine months ended September 30, 2025, the Company has incurred $56 and $72 in fees, respectively.

Paragon Energy Solutions Agreement

On June 17, 2025, the Company entered into an engineering services agreement with Paragon Energy Solutions (“Paragon”). The agreement outlines a time-and-materials agreement for engineering study and support related to SOLO. Paragon will provide services including defining and documenting reactor protection systems, engineered safety features actuation systems and nuclear instrumentation system requirements, developing specifications, and collaborating with ABB Ltd. on non-safety distributed control systems. The contract allows the Company to suspend work if cost expectations for FOAK and commercial units are misaligned. For the three and nine months ended September 30, 2025, the Company has incurred $51 in fees.

Senior Advisor Agreement

On August 21, 2025, the Company entered into a senior advisor agreement with Alex Spiro who will engage as an independent contractor to serve as a strategic advisor and promoter for the Company, particularly in connection with the Merger. The term of the agreement is 36 months and outlines Spiro’s responsibilities, including strategic advisory, business development, investor introductions, and support for commercial agreements related to SOLO. Compensation includes a one-time grant of 180,000 restricted shares in the post-combination public entity (vesting over 36 months) and 1% commission on qualifying new business he originates.

Note 5. Commitment and Contingencies

On December 18, 2024, the Company entered into an engagement letter with Park Avenue Capital Group Corp. (“PAC”) to provide financial advisory services in connection with a potential business combination with a special purpose acquisition company (“SPAC”). Under the agreement, PAC is engaged to assist with negotiation, structuring, and execution of the business combination, preparation of marketing materials, and securing potential backstop financing.

Pursuant to the agreement, the Company has committed to a retainer fee of $50,000, payable upon execution of the engagement letter, and a LOI signature fee of $25,000, payable upon signing a mutually exclusive letter of intent with a SPAC. Upon the public announcement of the business combination, the Company will be required to pay an announcement milestone fee of $225,000. Additionally, upon the closing of the business combination, PAC will be entitled to a cash success fee of $2,500,000, along with 623,000 shares of the SPAC/combined entity’s common stock, subject to vesting conditions tied to shareholder milestones, and one million warrants with a strike price of $7 per share, exercisable within 60 months from the business combination closing date.

The agreement includes an expense reimbursement provision, under which the Company is responsible for reasonable, pre-approved out-of-pocket expenses incurred by PAC, capped at $50,000 unless otherwise agreed.

Additionally, the Company has agreed to indemnify PAC for certain liabilities arising from its engagement.

As of December 31, 2024, the Company has incurred $46,800 in advisory fees, related to the Retainer Fee and LOI Signature Fee. Future obligations under this agreement remain contingent upon the execution and closing of the business combination.